                    ING USA Annuity and Life Insurance Company
                                and its Separate Account B

                     ING Rollover ChoiceSM Variable Annuity

                             Supplement dated May 29, 2007 to the
                                                   Contract Prospectus
                                    Dated April 30, 2007, as supplemented

This supplement updates certain information contained in your Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

     The following information updates the list of funds available under your contract.

     The footnote relating to the ING Oppenheimer Global Portfolio (S Class) and ING Van Kampen
     Equity and Income Portfolio (S Class) , on the cover of your Contract Prospectus, is hereby deleted and replaced with the following footnote:

               (6) As of April 29, 2005, Initial Class shares of this fund were closed for further investment.

X.70600-07A	May 2007